CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (UNAUDITED) ¥ in Thousands, $ in Thousands	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
NON-CURRENT ASSETS
Property, plant and equipment	$ 45	¥ 324	$ 61	¥ 424	¥ 715
Intangible assets	2,618	18,987	2,810	19,381	20,189
Right-of-use assets	321	2,329	434	2,993	2,351
Trade receivables	650	4,714	1,525	10,520	9,501
Contract assets	12,282	89,085	13,006	89,713	91,035
Deferred tax assets					66
Other non-current assets	34,844	252,738	1	4	10
TOTAL NON-CURRENT ASSETS	50,760	368,177	17,837	123,035	123,867
CURRENT ASSETS
Inventories	126	912	106	729	986
Trade receivables	7,758	56,274	6,779	46,760	41,526
Bills receivable	1,268	9,200	1,232	8,500
Contract assets	2,460	17,842	3,138	21,647	15,331
Prepayments	247	1,795	251	1,732	2,236
Other receivables	10,930	79,279	11,993	82,733	86,201
Other current assets	436	3,165	457	3,160	4,942
Cash and cash equivalents	4,440	32,209	4,595	31,695	58,359
TOTAL CURRENT ASSETS	27,665	200,676	28,551	196,956	209,581
TOTAL ASSETS	78,425	568,853	46,388	319,991	333,448
CURRENT LIABILITIES
Trade payables	2,968	21,529	2,946	20,326	21,118
Contract liabilities	95	690	100	690	690
Other payables and accruals	13,239	96,022	2,425	16,724	12,098
Income tax payable	1,617	11,729	1,556	10,732	9,254
Provision			72	494
Dividends payable					5,048
Interest-bearing loans and borrowings	483	3,500	435	3,000	3,000
Derivative financial liabilities	132	958	119	824	1,710
Lease liabilities	182	1,309	190	1,317	981
Due to related companies	843	6,117	494	3,408	5,710
Due to the Shareholder	25,375	184,054	1,037	7,153	14,050
TOTAL CURRENT LIABILITIES	44,934	325,908	9,374	64,668	73,659
NON-CURRENT LIABILITIES
Deferred tax liabilities	726	5,266	765	5,276	2,544
Lease liabilities	148	1,073	232	1,598	1,208
Interest-bearing loans and borrowings	9,513	69,000	10,293	71,000	74,000
TOTAL NON-CURRENT LIABILITIES	10,387	75,339	11,290	77,874	77,752
TOTAL LIABILITIES	55,321	401,247	20,664	142,542	151,411
EQUITY
Issued capital	62,146	450,782	65,351	450,782	450,782
Other capital reserves	101,374	735,319	106,600	735,319	719,110
Accumulated losses	(154,374)	(1,119,752)	(160,775)	(1,109,010)	(1,084,387)
Other comprehensive losses	(1,340)	(9,704)	(1,352)	(9,322)	(10,821)
EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY	7,806	56,645	9,824	67,769	74,684
NON-CONTROLLING INTERESTS	15,298	110,961	15,900	109,680	107,353
TOTAL EQUITY	23,104	167,606	25,724	177,449	182,037
TOTAL LIABILITIES AND EQUITY	$ 78,425	¥ 568,853	$ 46,388	¥ 319,991	¥ 333,448